Summary of significant accounting policies - Additional Information (Detail) ¥ in Thousands, $ in Millions			12 Months Ended
	Jan. 26, 2022 CNY (¥)	Jan. 26, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Polices [Line Items]
Lease Term			12 months
Net Loss before income tax			¥ (260,462)	¥ (77,897)
Cash Flows From Used In Operating Activities			(219,114)	(56,940)
Contract liability balance			5,365	357
As Filed
Summary of Significant Accounting Polices [Line Items]
Net Loss before income tax			(252,310)	(82,182)
Cash Flows From Used In Operating Activities			¥ (250,035)	(63,014)
Series A convertible redeemable preference shares
Summary of Significant Accounting Polices [Line Items]
Total cash consideration	¥ 556,400	$ 87.3
Bottom of range [member]
Summary of Significant Accounting Polices [Line Items]
Lease Term			2 years
Top of range [member]
Summary of Significant Accounting Polices [Line Items]
Lease Term			5 years
Advances from platform users and VIP membership [member]
Summary of Significant Accounting Polices [Line Items]
Contract liability balance			¥ 25,100	¥ 8,900